Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Changes in Fair Value of Level 3 Derivative Liabilities

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Beginning balance as of January 1, 2021	$788,700
Change in fair value of derivative liabilities	(228,100)
Ending balance as of December 31, 2021	$560,600
Change in fair value of derivative liabilities	607,001
Reclassify to equity upon conversion of the Notes	(1,167,601)
Ending balance on December 12, 2022	$-

Schedule of Derivative Liabilities Fair Value Assumption
December 31, 2021
Fair value of common stock on date of issuance	$3.25
Risk free interest rate	0.06% - 0.19%
Expected term (years)	0.00 - 0.50
Expected volatility	75%
Expected dividends	0.00%